Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments

The Company holds the following financial instruments:

	Consolidated
	2019	2018
	A$	A$
Financial assets
Cash at bank / on hand	2,131,741	5,487,035
Trade and other receivables	818,766	301,383
Performance bond and deposits	53,456	3,505
Total financial assets	3,003,963	5,791,923

Financial liabilities
Trade and other payables	1,005,308	945,130
Total financial liabilities	1,005,308	945,130

Schedule of Analysis of Aging of Trade and Other Receivables

An analysis of the aging of trade and other receivables s is provided below:

	Consolidated
	2019	2018
	A$	A$
Net trade and other receivables
Current (less than 30 days)	802,237	294,454
31 days to 60 days	11,159	3142
61 days to 90 days (note)	—	783
Greater than 90 days (note)	5,370	3004
Total net trade and other receivables (Note 12)	818,766	301,383

Schedule of Financial Assets and Liabilities That Were Denominated in Foreign Currencies

As at June 30, 2019, the Company held the following financial assets and liabilities that were denominated in foreign currencies:

Consolidated	Year	USD	EUR	CHF
Financial assets
Cash at bank / on hand	2019	201,737	27,052	—
	2018	2,154,291	28,952	—
Bonds and deposits	2019	1,986	—	—
	2018	3,505	—	—
Total financial assets	2019	203,723	27,052	—
	2018	2,157,796	28,952	—
Financial liabilities
Trade and other payables	2019	117,992	1,900	—
	2018	116,063	—	—
Total financial liabilities	2019	117,992	1,900	—
	2018	116,063	—	—

Schedule of Exposure to Interest Rate Risks and Effective Interest Rates of Financial Assets and Liabilities

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2019	2,131,741		2,131,741	1.74%	At call
	2018	2,394,754	—	2,394,754	1.74%	At call
Performance bond / deposits	2019		53,456	53,456	—	At call
	2018	—	3,505	3,505	—	At call
Totals	2019	2,131,741	53,456	2,131,741
	2018	2,394,754	3,505	2,398,259
Financial liabilities
Financial liabilities at fair value through profit or loss	2019	—	—	—	—	—
	2018	—	—	—	—	—
Totals	2019	—	—	—
	2018	—	—	—

Schedule of Liquidity Risk

A balanced view of cash inflows and outflows affecting the Company is summarized in the table below:

		< 6 months	6 to 12 months	1 to 5 years	> 5 years	Totals
Consolidated	Year	A$	A$	A$	A$	A$
Financial assets
Cash at bank / on hand	2019	2,131,741				2,131,741
	2018	5,487,035	—	—	—	5,487,035
Trade and other receivables	2019	818,766				818,766
	2018	301,383	—	—	—	301,383
Performance bond and deposits	2019	53,456				53,456
	2018	3,505	—	—	—	3,505
Total financial assets	2019	3,003,963				3,003,963
	2018	5,791,923	—	—	—	5,791,923
Financial liabilities
Trade and other payables	2019	1,005,308				1,005,308
	2018	945,130	—	—	—	945,130
Total financial liabilities	2019	1,005,308				1,005,308
	2018	945,130	—	—	—	945,130
Net maturity	2019	(1,998,655)				(1,998,655)
	2018	4,846,793	—	—	—	4,846,793

The Company had access to the following undrawn borrowing facility as at June 30, 2019:

	Facility limit	Amount used	Amount available
	A$	A$	A$
Nature of facility
Credit card facility	95,714	-6,516	89,198